TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
TAXES
VAT tax payable	$ 179,410	$ 295,769
Corporate income tax payable	713,153	1,166
Business and other taxes payable	14,701	18,393
Total	$ 907,264	$ 315,328